Other Income and Expenses - Summary of Details of Other Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income And Expense [Abstract]
Gain on disposal of property and equipment	₩ 3	₩ 16	₩ 2
Reversal of other bad debt allowances	35
Miscellaneous gain	315	106	163
Total	₩ 353	₩ 122	₩ 165